CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Balances at Dec. 31, 2009	$ 2	$ 8	$ 480,997	$ (581,076)	$ 42,271	$ (57,798)
Balances (in Shares) at Dec. 31, 2009	2,346	8,210
Deconsolidation of Front Range				(1,763)	(42,271)	(44,034)
Consolidation of New PE Holdco					99,381	99,381
Stock-based compensation expense - restricted stock		1	2,470			2,471
Stock-based compensation expense - restricted stock (in Shares)		560
Conversion of preferred stock to common stock	(1)	1
Conversion of preferred stock to common stock (in Shares)	(890)	707
Shares issued in debt extinguishments		3	21,156			21,159
Shares issued in debt extinguishments (in Shares)		3,441
Preferred stock dividends				(2,847)		(2,847)
Net income (loss)				73,892	(4,409)	69,483
Balances at Dec. 31, 2010	1	13	504,623	(511,794)	94,972	87,815
Balances (in Shares) at Dec. 31, 2010	1,456	12,918
Stock-based compensation expense - restricted stock			2,278			2,278
Stock-based compensation expense - restricted stock (in Shares)		264
Conversion of preferred stock to common stock (in Shares)	(529)	444
Shares issued on Convertible Notes		64	36,800			36,864
Shares issued on Convertible Notes (in Shares)		63,859
Shares issued in private placement		8	5,547			5,555
Shares issued in private placement (in Shares)		7,625
Warrant exercises		2	1,155			1,157
Warrant exercises (in Shares)		1,522
Purchase of interests in New PE Holdco			6,468		(15,585)	(9,117)
Preferred stock dividends				(1,265)		(1,265)
Net income (loss)				3,074	(7,097)	(4,023)
Balances at Dec. 31, 2011	$ 1	$ 87	$ 556,871	$ (509,985)	$ 72,290	$ 119,264
Balances (in Shares) at Dec. 31, 2011	927	86,632